CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net loss	$ (4,934)	$ (2,808)	$ (7,490)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,373	2,824	3,621
Provision for doubtful accounts, net	274	73	(19)
Allowances for obsolete inventories, net	(252)	341	134
Impairment of property, plant and equipment			490
(Gain) loss on disposal of property, plant and equipment	420	(766)	(392)
Unrealized holding (gain) loss on marketable securities	1,860	(954)	865
Gain on sales of marketable securities	(526)	(102)
Impairment of goodwill			392
Stock-based compensation expenses		199
Deferred income tax	21	115	277
Changes in operating assets and liabilities:
Accounts receivable	95	(1,724)	384
Inventories	2,966	(157)	230
Prepaid expenses and other current assets	462	(646)	(322)
Accounts payable	(1,120)	683	(479)
Accrued payroll and employee benefits	(193)	(163)	258
Customer deposits	(1,027)	670	526
Other accrued liabilities	88	(36)	(23)
Income taxes payable	56	81	(330)
Net cash provided by (used in) operating activities	563	(2,370)	(1,878)
Cash flows from investing activities
Purchase of property, plant and equipment	(591)	(890)	(853)
Proceeds from sale of property, plant and equipment, net of transaction costs	1,266	976	1,086
Purchase of marketable securities	(10,349)	(4,455)
Proceeds from sales of marketable securities	6,798	1,011
(Increase in) release of fixed deposits maturing over three months	4,635	1,347	(2,574)
Increase in fixed deposits maturing over twelve months	(2,965)	(1,601)
Net cash used in investing activities	(1,206)	(3,612)	(2,341)
Cash flows from financing activities
Dividends paid	(1,686)	(2,971)	(3,615)
Proceeds from exercise of stock options			493
Repurchase of common stock			(1,411)
Net cash used in financing activities	(1,686)	(2,971)	(4,533)
Net decrease in cash and cash equivalents	(2,329)	(8,953)	(8,752)
Cash and cash equivalents, beginning of year	14,325	23,278	32,030
Cash and cash equivalents, end of year	11,996	14,325	23,278
Cash paid during the year for:
Interest
Income taxes	$ 25	$ 7	$ 685